Net Loss Per Share (Details 1) - shares	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 30, 2021
Net Loss Per Share
Total shares of common stock equivalents	7,630,822	9,901,000
Options to purchase common stock		2,901,000	400,000
Restricted stock		7,000,000	0
Warrants to purchase Common Stock	7,230,822	0